Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.7%
Issuer	Shares	Value ($)
Communication Services 0.7%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	138,267
Entertainment 0.6%
MGM Holdings II, Inc.(a)	53,207	3,986,082
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	191,949
Cumulus Media, Inc., Class A(a)	28,485	126,189
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Tribune Publishing Co.	4,413	37,819
Total		355,957
Total Communication Services		4,480,306
Consumer Discretionary 0.1%
Auto Components 0.1%
Aptiv PLC	11,178	777,430
Dayco/Mark IV(a)	2,545	22,905
Delphi Technologies PLC(a)	3,726	37,223
Total		837,558
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	29,790
Specialty Retail 0.0%
David’s Bridal, Inc.(a),(c)	27,409	1,507
Total Consumer Discretionary		868,855
Energy 0.2%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(a),(c)	68,952	6,895
McDermott International, Inc.(a)	9,655	435
Total		7,330
Oil, Gas & Consumable Fuels 0.2%
Southcross Energy Partners LLC(a)	107,918	16,188
Southcross Energy Partners LLC, Class A(a)	2,041,444	1,357,560
Total		1,373,748
Total Energy		1,381,078
Financials 0.0%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
Alloy Finco Ltd.(a),(b),(c)	899,896	1
Total Financials		1
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(a)	80,629	801,452
Total Information Technology		801,452
Materials 0.3%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	21,977	1,273,567
Metals & Mining 0.1%
Aleris International, Inc.(a)	16,833	345,077
Total Materials		1,618,644
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Vistra Energy Corp	80,843	1,579,672
Vistra Energy Corp.(a)	105,843	113,781
Total		1,693,453
Total Utilities		1,693,453
Total Common Stocks (Cost $12,532,839)		10,843,789

Corporate Bonds & Notes 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
American Airlines Group, Inc.(d)
06/01/2022	5.000%	5,000,000	2,830,589
Building Materials 0.2%
Core & Main LP(d)
08/15/2025	6.125%	1,296,000	1,256,868
Health Care 0.4%
Tenet Healthcare Corp.(d)
09/01/2024	4.625%	2,516,000	2,474,382
Media and Entertainment 1.0%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	916,000	747,498
Columbia Floating Rate Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	1,969,802
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	453,422
05/01/2027	8.375%	867,232	719,669
Univision Communications, Inc.(d)
02/15/2025	5.125%	3,000,000	2,655,676
Total			6,546,067
Technology 1.0%
CommScope Finance LLC(d)
03/01/2024	5.500%	1,178,000	1,178,012
Dell International LLC/EMC Corp.(d)
06/15/2023	5.450%	2,325,000	2,459,581
Dun & Bradstreet Corp. (The)(d)
08/15/2026	6.875%	1,645,000	1,737,155
Veritas US, Inc./Bermuda Ltd.(d)
02/01/2023	7.500%	1,000,000	972,869
Total			6,347,617
Total Corporate Bonds & Notes (Cost $22,736,837)			19,455,523

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
First Trust Senior Loan ETF	25,000	1,099,500
Invesco Senior Loan ETF	50,000	1,049,000
SPDR Blackstone/GSO Senior Loan ETF	100,000	4,177,000
Total		6,325,500
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,325,500

Senior Loans 89.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Alloy Finco Ltd.(e)
Tranche B Term Loan
03/06/2025	0.500%	921,377	368,551
Alloy Parent Ltd.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	913,207	770,135
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm Inc.(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.654%	1,665,891	1,454,739
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.654%	3,802,676	3,319,622
Total			5,913,047
Airlines 1.0%
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	2.237%	1,747,626	1,216,051
Delta Air Lines, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 04/29/2023		1,100,000	1,094,038
Kestrel Bidco, Inc./WestJet Airlines(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,845,375	1,477,739
United AirLines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	2.154%	3,365,457	2,946,895
Total			6,734,723
Automotive 0.6%
Dayco Products LLC/Mark IV Industries, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	5.863%	3,136,312	2,195,419
Navistar, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	4.220%	1,707,229	1,537,581
Total			3,733,000
Brokerage/Asset Managers/Exchanges 0.6%
Blackstone CQP Holdco LP(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	4.616%	3,481,213	3,188,199
Jefferies Finance LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/03/2026	3.688%	723,178	640,013
Total			3,828,212

2	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 2.0%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.904%	922,688	887,699
Covia Holdings Corp.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/01/2025	5.387%	2,136,937	982,200
HD Supply, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 10/17/2023	2.154%	3,804,665	3,655,180
Ply Gem Midco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	4.579%	2,333,124	1,994,821
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	4,399,795	2,518,883
Wilsonart LLC(e),(f)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	4.710%	3,292,379	2,859,431
Total			12,898,214
Cable and Satellite 2.1%
Charter Communications Operating LLC/Safari LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	2.160%	3,585,284	3,438,897
Cogeco Communications II LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.404%	1,940,084	1,848,900
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.064%	2,430,082	2,308,189
3-month USD LIBOR + 2.250% 01/15/2026	3.064%	977,525	927,427
3-month USD LIBOR + 2.500% 04/15/2027	3.314%	995,006	945,435
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	3.160%	2,643,375	2,483,662
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.314%	2,000,000	1,888,500
Total			13,841,010
Chemicals 7.0%
Aruba Investments, Inc./ANGUS Chemical Co.(c),(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	4.322%	2,411,392	2,290,823
Ascend Performance Materials Operations LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	6.700%	1,542,250	1,403,448
Chemours Co. (The)(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	2.160%	5,847,024	5,321,845
ColourOz Investment 1 GmbH(e),(f)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.020%	576,903	461,522
ColourOz Investment 2 LLC(e),(f)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.020%	3,489,790	2,791,832
Flint Group GMBH(e),(f)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.020%	800,250	640,200
Hexion, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	4.940%	2,843,625	2,703,235
Ineos US Finance LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.404%	3,064,352	2,887,385
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	4.614%	1,250,000	1,185,938
Invictus U.S. Newco LLC/SK Intermediate II SARL(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.529%	1,575,000	1,157,625

Columbia Floating Rate Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	3.950%	2,955,038	2,786,985
Minerals Technologies, Inc.(c),(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.060%	2,440,419	2,367,206
Momentive Performance Materials, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.660%	1,158,247	1,029,184
Nouryon Finance BV/AkzoNobel(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.864%	2,861,202	2,589,388
Schenectady International Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	5.725%	3,258,750	2,802,525
Solenis Holdings LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	5.613%	3,497,589	3,000,931
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	10.113%	1,000,000	766,670
Trinseo Materials Operating SCA(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	2.404%	913,550	860,738
Tronox Finance LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/23/2024	3.587%	2,108,040	1,972,345
Univar U.S.A., Inc.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	3.700%	2,963,870	2,852,725
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	3.450%	798,000	758,850
Vantage Specialty Chemicals, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	4.735%	984,887	776,475
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	9.863%	2,400,000	1,572,000
Total			44,979,875
Construction Machinery 1.1%
Douglas Dynamics LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	4.000%	1,051,014	998,463
DXP Enterprises, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	5.750%	2,949,375	2,639,691
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	5.950%	2,332,849	1,166,424
United Rentals, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	2.154%	2,462,500	2,338,341
Total			7,142,919
Consumer Cyclical Services 3.8%
American Express(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% 03/31/2027	5.603%	1,367,257	1,203,186
Term Loan
1-month USD LIBOR + 4.000% 03/31/2027	5.603%	1,632,743	1,436,814
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	3.154%	2,406,875	2,212,833
Prime Security Services Borrower LLC/Protection 1 Security Solutions(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	4.266%	1,507,400	1,425,563
ServiceMaster Co., LLC (The)(e),(f)
Tranche D Term Loan
3-month USD LIBOR + 1.750% 11/05/2026	2.154%	748,125	719,292

4	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotheby’s(c),(e),(f)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	6.500%	3,257,460	2,882,852
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.687%	2,233,125	1,771,605
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	3.904%	3,585,299	3,369,069
USS Ultimate Holdings, Inc./United Site Services, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	5.671%	2,934,848	2,418,198
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,584,506	1,667,006
Web.com Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	4.945%	2,000,000	1,778,340
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	8.945%	2,927,237	2,327,154
West Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.450%	1,922,678	1,500,900
Total			24,712,812
Consumer Products 0.4%
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.610%	1,357,493	599,238
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	9.020%	1,898,667	407,150
SIWF Holdings, Inc./Spring Window Fashions(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	5.322%	2,014,125	1,775,794
Total			2,782,182
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 3.4%
Allnex & Cy SCA(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.863%	1,227,272	1,061,971
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.863%	924,673	800,129
Bright Bidco BV/Lumileds LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.573%	3,534,923	1,058,285
Brookfield WEC Holdings, Inc./Westinghouse Electric Co. LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/01/2025	3.404%	1,806,925	1,708,448
EWT Holdings III Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% 12/20/2024	3.453%	2,348,983	2,272,641
Gardner Denver, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	2.154%	2,027,919	1,920,439
Gates Global LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	3.750%	1,542,460	1,416,040
Ingersoll Rand Services, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	2.154%	4,000,000	3,788,000
RBS Global, Inc./Rexnord LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/21/2024	2.320%	1,756,458	1,726,598
Vertiv Group Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027	3.993%	3,000,000	2,812,500
Welbilt, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	2.904%	2,000,000	1,580,000

Columbia Floating Rate Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 01/24/2027	2.820%	2,000,000	1,889,160
Total			22,034,211
Electric 6.0%
Astoria Energy LLC(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	4,045,636	4,005,180
Calpine Construction Finance Co., LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	2.404%	2,525,052	2,417,738
Calpine Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 08/12/2026	2.404%	1,302,694	1,248,958
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	4.950%	1,422,559	1,315,868
CPV Shore Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	4.160%	1,010,355	919,423
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	5,243,382	4,920,756
Edgewater Generation LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	4.154%	2,962,500	2,721,797
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	4.575%	1,989,409	1,913,811
Exgen Renewables IV LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	4.620%	1,891,738	1,814,895
Frontera Generation Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	5.385%	3,653,640	2,362,699
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Helix Gen Funding LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	4.750%	3,407,328	3,199,686
LMBE-MC Holdco II LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.460%	2,640,508	2,244,432
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	4,557,968	4,235,127
Southeast PowerGen LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	4.500%	721,038	588,547
Vistra Operations Co., LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	2.221%	997,261	964,331
West Deptford Energy Holdings LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	4.154%	1,582,292	1,329,125
WG Partners Acquisition LLC(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	4.950%	2,827,674	2,601,460
Total			38,803,833
Environmental 1.7%
Advanced Disposal Services, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	3.000%	2,887,935	2,848,630
EnergySolutions LLC/Envirocare of Utah LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	5.200%	4,666,875	4,153,519
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,661,114	1,629,553

6	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WCA Waste Systems, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/11/2023	2.904%	2,292,121	2,183,245
Total			10,814,947
Finance Companies 0.8%
Avolon Borrower 1 LLC(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	2,553,396	2,396,541
Tranche B4 Term Loan
1-month USD LIBOR + 1.500% Floor 0.750% 02/12/2027	2.250%	1,000,000	924,500
FinCo I LLC/Fortress Investment Group(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	2.404%	2,203,589	2,111,501
Total			5,432,542
Food and Beverage 1.8%
B&G Foods, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.904%	547,250	527,757
Del Monte Foods, Inc.(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 08/18/2021	7.820%	2,000,000	1,800,000
Dole Food Co., Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	2,630,781	2,520,078
Froneri International Ltd.(e),(f)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.654%	1,250,000	1,153,650
United Natural Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	4.654%	3,046,288	2,736,816
US Foods, Inc./US Foodservice, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	2.154%	2,947,220	2,709,143
Total			11,447,444
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies 0.3%
Oxea Holding Vier GmbH(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	4.500%	2,262,500	2,019,281
Gaming 4.5%
Affinity Gaming(c),(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	0.000%	1,350,000	891,000
Affinity Gaming(e),(f)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/01/2023	4.250%	1,439,538	935,700
Aristocrat Leisure Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	2.859%	1,459,574	1,375,312
Boyd Gaming Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	2.387%	8,958	8,292
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	3.154%	3,910,000	3,290,930
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.404%	1,900,844	1,400,295
Eldorado Resorts, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	3.250%	1,260,822	1,189,119
Golden Nugget, Inc./Landry’s Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	3.455%	1,500,000	1,542,495
Golden Nugget, Inc./Landry’s, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.455%	3,104,340	2,476,891
Mohegan Tribal Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.375% Floor 1.000% 10/13/2023	5.375%	4,127,206	2,827,136

Columbia Floating Rate Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.904%	1,668,712	1,539,086
Playtika Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/10/2024	7.072%	2,962,500	2,925,469
Scientific Games International, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	3.521%	3,649,604	3,007,894
Seminole Tribe of Florida(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	2.154%	1,142,256	1,073,367
Spectacle Gary Holdings LLC(e),(f),(g),(h)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	131,757	111,993
Spectacle Gary Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,818,243	1,545,507
Stars Group Holdings BV(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	4.950%	2,747,982	2,727,372
Total			28,867,858
Health Care 6.7%
Acadia Healthcare Co., Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	2.904%	1,450,943	1,389,582
Air Methods Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	4.950%	1,749,877	1,300,596
athenahealth, Inc.(c),(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	5.284%	2,475,000	2,277,000
Carestream Health, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 02/28/2021	7.322%	1,296,033	1,167,726
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,447,559	1,391,466
DaVita, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	2.154%	2,985,019	2,895,170
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	4.154%	5,875,625	4,014,991
EyeCare Partners LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	4.822%	2,432,432	2,002,695
EyeCare Partners LLC(e),(f),(g)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027		567,568	467,295
Gentiva Health Services, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.688%	3,712,593	3,489,838
HCA, Inc.(e),(f)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	2.154%	1,617,124	1,577,375
IQVIA, Inc./Quintiles IMS(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	3.200%	1,935,076	1,847,514
LifePoint Health, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	4.154%	3,509,296	3,235,360
National Mentor Holdings, Inc./Civitas Solutions, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.957%	2,706,141	2,542,095
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	5.710%	122,902	115,452
Owens & Minor, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	4.870%	3,684,375	2,966,511

8	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Phoenix Guarantor, Inc./BrightSpring(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	4.079%	2,282,779	2,113,853
Pluto Acquisition I, Inc.(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	5.667%	2,481,250	2,183,500
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	3.070%	3,571,818	3,385,405
Team Health Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	3,901,664	2,858,788
Total			43,222,212
Independent Energy 0.0%
Tribune Resources, LLC(e),(f)
Term Loan
3-month USD LIBOR + 6.500% Floor 1.000% 03/30/2023	7.500%	25,000	20,750
Leisure 2.8%
24 Hour Fitness Worldwide, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	4.950%	297,020	74,665
AMC Entertainment Holdings, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 04/22/2026	4.080%	2,106,696	1,534,770
Crown Finance US, Inc./Cineworld Group PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	3.322%	1,669,654	1,046,322
Equinox Holdings, Inc.(e),(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/08/2024		1,750,000	1,374,747
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	2,258,105	2,055,282
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Life Time Fitness, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	4.363%	2,068,754	1,742,284
Metro-Goldwyn-Mayer, Inc.(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.910%	2,807,250	2,638,815
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	2,225,000	2,024,750
NAI Entertainment Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,975,458	2,258,879
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	3.731%	4,085,886	3,023,556
Total			17,774,070
Lodging 0.2%
Hilton Worldwide Finance LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	2.237%	1,042,478	986,882
Media and Entertainment 6.4%
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	4.260%	1,990,000	1,723,838
Creative Artists Agency LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	4.154%	1,995,000	1,780,537
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	3.154%	2,834,733	2,177,075
Empire Resorts, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 03/22/2021	2.654%	588,864	500,534
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	3.154%	1,087,500	1,002,197

Columbia Floating Rate Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	3.243%	735,642	696,256
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 03/28/2025	4.500%	2,835,147	2,126,360
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.404%	2,917,687	2,607,275
ION Media Networks, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	3.813%	2,218,685	2,011,615
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	3,223,791	1,857,710
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.654%	2,442,865	2,255,082
Meredith Corp.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	3.260%	1,938,772	1,769,129
Mission Broadcasting, Inc.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.620%	506,529	475,231
NEP Group, Inc.(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	4.700%	987,500	790,000
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 10/19/2026	8.450%	1,000,000	565,000
Nexstar Broadcasting, Inc.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.654%	1,968,948	1,847,287
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	3.120%	1,921,250	1,798,770
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/VNU, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.864%	3,836,471	3,682,590
PUG LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.904%	3,092,250	2,504,722
R.R. Donnelley & Sons Co.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	5.404%	2,962,500	2,592,187
Radio One, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.000%	4,492,568	3,122,335
Sinclair Television Group, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.660%	1,763,406	1,633,355
Terrier Media Buyer, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	5.700%	1,870,313	1,734,715
Total			41,253,800
Metals and Mining 0.2%
Foresight Energy LLC(e),(i)
Term Loan
03/28/2022	7.363%	2,426,757	151,672
Harsco Corp.(c),(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	2.688%	941,680	908,722
Total			1,060,394
Midstream 1.8%
Buckeye Partners LP(e),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 11/01/2026	3.120%	2,025,000	1,892,120
GIP III Stetson I/II LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.875%	2,849,195	1,195,465
Lower Cadence Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.404%	1,334,887	919,404

10	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prairie ECI Acquiror LP(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	6.200%	3,637,500	2,616,745
Stonepeak Lonestar Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	5.635%	2,446,875	2,069,909
Traverse Midstream Partners LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	5.000%	4,016,400	2,986,474
Total			11,680,117
Oil Field Services 1.1%
Apergy Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.938%	2,211,402	1,912,863
Fieldwood Energy LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	6.250%	135,937	28,547
Fieldwood Energy LLC(c),(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	8.250%	2,183,515	1,092
McDermott International, Inc.(e),(i),(j)
Term Loan
05/09/2025	0.000%	2,554,500	847,251
McDermott Technology (Americas), Inc.(e),(f)
Debtor in Possession Term Loan
1-month USD LIBOR + 9.000% 10/21/2020	10.370%	269,000	253,398
Term Loan
1-month USD LIBOR + 9.000% 10/21/2020	10.647%	651,001	613,243
MRC Global, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.404%	4,192,903	3,563,967
Total			7,220,361
Other Financial Institutions 2.3%
IRI Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	5.863%	3,206,900	2,693,796
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lifescan Global Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	7.181%	4,630,938	3,794,498
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	10.675%	1,000,000	643,330
RPI Intermediate Finance Trust(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/11/2027	2.154%	3,541,125	3,431,952
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 02/11/2027	2.154%	666,563	646,772
Trans Union LLC(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	2.154%	698,028	667,602
UFC Holdings LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	4.250%	2,818,552	2,628,300
Total			14,506,250
Other Industry 3.0%
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.404%	3,323,362	3,151,643
Hamilton Holdco LLC/Reece International Pty Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	3.460%	1,935,076	1,847,998
Harland Clarke Holdings Corp.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	6.463%	3,072,913	1,946,168
Hillman Group, Inc. (The)(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	5.072%	4,173,150	3,518,216
II-VI, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/24/2026	3.904%	3,407,875	3,118,205
Interior Logic Group Holdings IV LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.404%	3,152,000	2,706,780

Columbia Floating Rate Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	2,814,072	2,210,820
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	158,718	124,694
Titan Acquisition Ltd./Husky IMS International Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.450%	1,168,863	1,023,047
Total			19,647,571
Other REIT 0.4%
VICI Properties 1 LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	2.417%	3,000,000	2,775,750
Other Utility 0.3%
Sandy Creek Energy Associates LP(e)
Term Loan
11/09/2020	5.450%	2,697,270	1,930,463
Packaging 2.3%
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	4.140%	1,596,602	1,050,516
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	9.137%	1,000,000	389,500
Flex Acquisition Co., Inc./Novolex(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	4.683%	1,582,332	1,473,152
Packaging Coordinators Midco, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	5.080%	1,951,239	1,830,906
Printpack Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	4.000%	880,402	823,175
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ProAmpac PG Borrower LLC(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	10.192%	1,300,000	1,033,500
Reynolds Consumer Products, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 02/04/2027	2.154%	750,000	721,522
Reynolds Group Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	3.154%	3,575,277	3,401,733
Spectrum Holdings III Corp.(c),(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.072%	1,575,000	1,134,000
Trident TPI Holdings, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/17/2024	4.323%	1,549,114	1,351,602
Twist Beauty International Holdings S.A.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.907%	1,947,595	1,694,408
Total			14,904,014
Pharmaceuticals 2.8%
Bausch Health Companies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.718%	2,734,649	2,642,355
Elanco Animal Health, Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/04/2027		3,550,000	3,421,313
Endo Finance Co. I SARL(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	5.000%	3,901,524	3,538,214
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.137%	1,325,464	1,281,286

12	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	3.500%	1,795,151	1,757,417
Mallinckrodt International Finance SA(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	4.704%	1,823,650	1,264,172
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/24/2024	4.200%	1,614,199	1,125,904
Sunshine Luxembourg VII SARL(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	5.322%	3,391,500	3,098,983
Total			18,129,644
Property & Casualty 1.6%
Asurion LLC(e),(f)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	6.904%	2,025,000	1,954,125
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	4.000%	1,283,441	1,233,387
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.404%	1,532,619	1,460,096
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.404%	1,346,013	1,280,879
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.654%	2,455,063	2,248,567
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.404%	2,100,727	1,973,801
Total			10,150,855
Restaurants 1.2%
Carrols Restaurant Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.912%	1,166,187	855,982
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp./Arby’s/Buffalo Wild Wings(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	2,768,820	2,409,870
KFC Holding Co./Yum! Brands(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	2.468%	2,332,202	2,219,347
New Red Finance, Inc./Burger King/Tim Hortons(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.154%	2,249,408	2,103,893
Total			7,589,092
Retailers 2.1%
Academy Ltd.(e)
Term Loan
07/01/2022	5.006%	1,337,852	862,915
AI Aqua Merger Sub, Inc.(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.322%	1,096,875	1,014,609
AI Aqua Merger Sub, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.322%	1,668,716	1,531,047
ASP Unifrax Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	4.822%	989,975	738,897
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/14/2026	9.273%	1,000,000	600,000
Bass Pro Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	6.072%	3,900,000	3,276,000
Belk, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	7.750%	2,371,832	934,502
BJ’s Wholesale Club, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/03/2024	3.079%	2,654,175	2,571,232

Columbia Floating Rate Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	3.534%	2,470,274	2,026,860
Total			13,556,062
Technology 12.8%
Avaya, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	5.064%	3,578,967	3,130,093
CDS US Intermediate Holdings, Inc.(e),(i)
2nd Lien Term Loan
07/10/2023	9.700%	2,000,000	350,000
Celestica, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.612%	2,544,643	2,315,625
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	2.987%	562,500	517,736
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.654%	3,077,019	2,885,813
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	2,979,579	1,830,266
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	5.200%	3,330,350	2,837,725
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.404%	1,525,000	1,430,953
Dell International LLC/EMC Corp.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	2.750%	2,789,177	2,713,869
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 02/06/2026	4.487%	3,000,000	2,797,500
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.904%	2,374,110	2,255,405
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Infor US, Inc.(e),(f)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	3.750%	1,867,099	1,831,307
Informatica LLC(e)
2nd Lien Term Loan
02/25/2025	7.125%	250,000	236,250
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.654%	4,300,000	4,031,250
MA FinanceCo LLC/Micro Focus International PLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	2.654%	2,706,047	2,562,302
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.904%	841,599	772,588
Maxar Technologies Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	3.160%	3,069,536	2,839,321
McAfee LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	4.188%	2,762,126	2,636,284
Microchip Technology, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	2.410%	197,776	189,618
Monotype Imaging Holdings Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.950%	2,000,000	1,765,000
MYOB US Borrower LLC(c),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.438%	1,637,625	1,522,991
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.072%	2,257,937	1,648,294
NCR Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.910%	3,000,000	2,820,000

14	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Neustar, Inc.(e),(f)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.573%	3,029,868	2,372,144
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	5.950%	990,000	790,970
Oberthur Technologies Holding SAS(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.200%	2,391,272	2,030,787
Perspecta, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.654%	1,977,126	1,881,571
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.500% 01/17/2025	5.910%	2,137,930	1,827,930
Plantronics, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.991%	967,217	786,318
Rackspace Hosting, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	4.763%	1,473,688	1,377,751
Refinitiv US Holdings, Inc.(d),(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.654%	1,952,626	1,908,086
Riverbed Technology, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	4.250%	1,901,209	1,523,591
Sabre GLBL, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	2.404%	3,270,581	2,973,907
Science Applications International Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.875% 10/31/2025	2.279%	1,446,329	1,406,251
SCS Holdings I Inc./Sirius Computer Solutions, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.904%	1,761,710	1,650,863
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Seattle SpinCo, Inc./Micro Focus International PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.904%	3,516,698	3,228,329
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.154%	985,386	946,079
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.154%	703,141	675,093
TIBCO Software, Inc.(e),(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028		1,250,000	1,159,375
TIBCO Software, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	4.160%	2,223,192	2,078,684
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.870%	2,026,210	1,980,620
Ultimate Software Group, Inc. (The)(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.154%	1,243,750	1,184,112
Verint Systems, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	2.370%	1,306,500	1,273,838
Veritas US, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	5.950%	1,924,487	1,669,493
Xperi Corp.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	3.250%	2,123,596	2,091,743
Total			82,737,725
Wireless 1.6%
Cellular South, Inc.(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.654%	2,917,500	2,684,100
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	3.154%	3,443,500	3,137,889

Columbia Floating Rate Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.160%	3,860,555	3,720,610
T-Mobile U.S.A., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 04/01/2027	0.000%	850,000	844,382
Total			10,386,981
Wirelines 2.1%
CenturyLink, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.654%	1,496,250	1,412,086
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	2.154%	2,395,028	2,289,239
Southwire Co., LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	2.154%	2,755,751	2,566,294
Windstream Services LLC(e),(f),(j)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 02/26/2021	2.910%	3,000,000	2,932,500
Windstream Services LLC(e),(f)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 03/29/2021	8.250%	3,859,761	2,142,167
Tranche B7 Term Loan
3-month USD LIBOR + 5.250% Floor 0.750% 02/17/2024	7.500%	1,501,882	834,792
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.404%	1,625,000	1,522,966
Total			13,700,044
Total Senior Loans (Cost $673,202,404)			579,219,147

Warrants 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
iHeartCommunications, Inc.(a)	84,607	539,370
Total Communication Services		539,370
Total Warrants (Cost $1,438,319)		539,370

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(k),(l)	38,475,424	38,483,119
Total Money Market Funds (Cost $38,465,528)		38,483,119
Total Investments in Securities (Cost: $755,308,677)		654,866,448
Other Assets & Liabilities, Net		(9,519,863)
Net Assets		645,346,585

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $20,190,518, which represents 3.13% of total net assets.
(e)	The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(f)	Variable rate security. The interest rate shown was the current rate as of April 30, 2020.
16	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security purchased on a forward commitment basis.
(h)	At April 30, 2020, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Spectacle Gary Holdings LLC Delayed Draw Term Loan 12/23/2025 11.000%	131,757

(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $1,348,923, which represents 0.21% of total net assets.
(j)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	19,105,805	296,605,743	(277,236,124)	38,475,424	12,163	17,591	384,251	38,483,119
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund | Quarterly Report 2020	17